Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

As required by Item 402(v) of Regulation S-K, we are providing the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and NonPEO NEOs and Company performance for the fiscal years listed below.

					Value of Initial Fixed $100 Investment based on:[4]
Year	Summary Compensation Table Total for H. Lynn Harton ($)[1]	Compensation Actually Paid to H. Lynn Harton ($)[1,2,3]	Average Summary Compensation Table Total for NonPEO NEOs ($)[1]	Average Compensation Actually Paid to NonPEO NEOs ($)[1,2,3]	TSR ($)	Peer Group TSR ($)	Net Income ($ Millions)	Return on Average Assets[5]
2024	$ 4,919,248	$ 5,167,743	$ 1,637,367	$ 1,658,142	$ 122	$ 112	$ 252	1.09%
2023	3,740,470	2,896,904	1,244,360	946,213	107	102	188	0.90
2022	2,538,380	2,891,751	921,908	1,017,383	119	106	277	1.22
2021	3,015,446	4,424,072	1,136,941	1,494,952	123	117	270	1.42
2020	3,442,836	2,920,918	1,041,909	1,172,258	95	88	164	1.51

[1]	In each of the years in question, Mr. Harton was our PEO and the remaining NEOs consisted of Messrs. Harralson, Bradshaw and Edwards and Ms. Davis Lux.
[2]	Compensation Actually Paid is calculated in accordance with Item 402(v) of Regulation S-K and does not reflect compensation actually earned, realized or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total Compensation, adjusted as described in footnote 3 below.
[3]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts set forth in the Stock Awards column of the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column are the amounts set forth in the Change in Pension Value and Nonqualified Deferred Compensation Earnings column in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost column are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for H. Lynn Harton ($)	Exclusion of Change in Pension Value for H. Lynn Harton ($)	Exclusion of Stock Awards for H. Lynn Harton ($)	Inclusion of Pension Service Cost for H. Lynn Harton ($)	Inclusion of Equity Values for H. Lynn Harton ($)*	Compensation Actually Paid to H. Lynn Harton ($)
2024	$ 4,919,248	$ -	$ (2,149,958)	$ 191,435	$ 2,207,018	$ 5,167,743

Year	Average Summary Compensation Table Total for NonPEO NEOs ($)	Average Exclusion of Change in Pension Value for NonPEO NEOs ($)	Average Exclusion of Stock Awards for NonPEO NEOs ($)	Average Inclusion of Pension Service Cost for NonPEO NEOs ($)	Average Inclusion of Equity Values for NonPEO NEOs ($)*	Average Compensation Actually Paid to NonPEO NEOs ($)
2024	$ 1,637,367	$ (39,217)	$ (491,717)	$ 54,495	$ 497,214	$ 1,658,142

*	The amounts in the Inclusion of Equity Values in the two preceding tables are derived from the amounts set forth in the following tables. During 2024, no equity awards were both granted and vested in the same year nor were any equity awards forfeited.

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for H. Lynn Harton ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for H. Lynn Harton ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for H. Lynn Harton ($)	Total - Inclusion of Equity Values for H. Lynn Harton ($)
2024	$ 2,304,849	$ (75,405)	$ (22,426)	$ 2,207,018

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for NonPEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for NonPEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for NonPEO NEOs ($)	Total - Average Inclusion of Equity Values for NonPEO NEOs ($)
2024	$ 527,138	$ (23,649)	$ (6,275)	$ 497,214

4.	The peer group TSR set forth in this table utilizes the KBW Nasdaq Regional Banking Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the KBW Nasdaq Regional Banking Index, respectively. Historical stock performance is not necessarily indicative of future stock performance. The peer group for 2024 was changed to the KBW Nasdaq Regional Banking Index as it is comprised of banks more representative of our size and business composition compared to those in the Nasdaq Bank Index used as our peer group in 2023. The table below compares the cumulative returns of United Community and these two peer groups.

Year	United Community TSR ($)	Nasdaq Bank Index Cumulative Return ($)	KBW Nasdaq Regional Banking Index Cumulative Return ($)
2024	$ 122	$ 133	$ 112
2023	107	97	102
2022	119	98	106
2021	123	124	117
2020	95	90	88

[5]	We determined return on average assets to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and NonPEO NEOs in 2024. This performance measure may not have been the most important financial performance measure for prior years, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Return on Average Assets
Named Executive Officers, Footnote	In each of the years in question, Mr. Harton was our PEO and the remaining NEOs consisted of Messrs. Harralson, Bradshaw and Edwards and Ms. Davis Lux.
Peer Group Issuers, Footnote
4.	The peer group TSR set forth in this table utilizes the KBW Nasdaq Regional Banking Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the KBW Nasdaq Regional Banking Index, respectively. Historical stock performance is not necessarily indicative of future stock performance. The peer group for 2024 was changed to the KBW Nasdaq Regional Banking Index as it is comprised of banks more representative of our size and business composition compared to those in the Nasdaq Bank Index used as our peer group in 2023. The table below compares the cumulative returns of United Community and these two peer groups.
Year	United Community TSR ($)	Nasdaq Bank Index Cumulative Return ($)	KBW Nasdaq Regional Banking Index Cumulative Return ($)
2024	$ 122	$ 133	$ 112
2023	107	97	102
2022	119	98	106
2021	123	124	117
2020	95	90	88

PEO Total Compensation Amount	$ 4,919,248	$ 3,740,470	$ 2,538,380	$ 3,015,446	$ 3,442,836
PEO Actually Paid Compensation Amount	$ 5,167,743	2,896,904	2,891,751	4,424,072	2,920,918
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts set forth in the Stock Awards column of the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column are the amounts set forth in the Change in Pension Value and Nonqualified Deferred Compensation Earnings column in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost column are based on the service cost for services rendered during the listed year.
Year	Summary Compensation Table Total for H. Lynn Harton ($)	Exclusion of Change in Pension Value for H. Lynn Harton ($)	Exclusion of Stock Awards for H. Lynn Harton ($)	Inclusion of Pension Service Cost for H. Lynn Harton ($)	Inclusion of Equity Values for H. Lynn Harton ($)*	Compensation Actually Paid to H. Lynn Harton ($)
2024	$ 4,919,248	$ -	$ (2,149,958)	$ 191,435	$ 2,207,018	$ 5,167,743
*	The amounts in the Inclusion of Equity Values in the two preceding tables are derived from the amounts set forth in the following tables. During 2024, no equity awards were both granted and vested in the same year nor were any equity awards forfeited.
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for H. Lynn Harton ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for H. Lynn Harton ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for H. Lynn Harton ($)	Total - Inclusion of Equity Values for H. Lynn Harton ($)
2024	$ 2,304,849	$ (75,405)	$ (22,426)	$ 2,207,018

Non-PEO NEO Average Total Compensation Amount	$ 1,637,367	1,244,360	921,908	1,136,941	1,041,909
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,658,142	946,213	1,017,383	1,494,952	1,172,258
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts set forth in the Stock Awards column of the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column are the amounts set forth in the Change in Pension Value and Nonqualified Deferred Compensation Earnings column in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost column are based on the service cost for services rendered during the listed year.
Year	Average Summary Compensation Table Total for NonPEO NEOs ($)	Average Exclusion of Change in Pension Value for NonPEO NEOs ($)	Average Exclusion of Stock Awards for NonPEO NEOs ($)	Average Inclusion of Pension Service Cost for NonPEO NEOs ($)	Average Inclusion of Equity Values for NonPEO NEOs ($)*	Average Compensation Actually Paid to NonPEO NEOs ($)
2024	$ 1,637,367	$ (39,217)	$ (491,717)	$ 54,495	$ 497,214	$ 1,658,142
*	The amounts in the Inclusion of Equity Values in the two preceding tables are derived from the amounts set forth in the following tables. During 2024, no equity awards were both granted and vested in the same year nor were any equity awards forfeited.
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for NonPEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for NonPEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for NonPEO NEOs ($)	Total - Average Inclusion of Equity Values for NonPEO NEOs ($)
2024	$ 527,138	$ (23,649)	$ (6,275)	$ 497,214

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Financial Performance Measures

The following summarizes the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our NEOs for 2024 to Company performance (the measures set forth in this list are not ranked):

•	Return on Average Assets
•	Relative Total Shareholder Return
•	Pretax and Preprovision Earnings Per Share
•	Operating Earnings Per Share
•	Net Charge-Offs
•	Ratio of Nonperforming Assets / Total Assets
•	Operating Efficiency Ratio

Total Shareholder Return Amount	$ 122	107	119	123	95
Peer Group Total Shareholder Return Amount	112	102	106	117	88
Net Income (Loss)	$ 252,000,000	$ 188,000,000	$ 277,000,000	$ 270,000,000	$ 164,000,000
Company Selected Measure Amount	1.09	0.9	1.22	1.42	1.51
PEO Name	Mr. Harton
Prior Peer Group Total Shareholder Return Amount	$ 133	$ 97	$ 98	$ 124	$ 90
Measure:: 1
Pay vs Performance Disclosure
Name	Return on Average Assets
Non-GAAP Measure Description	We determined return on average assets to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and NonPEO NEOs in 2024. This performance measure may not have been the most important financial performance measure for prior years, and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Pretax and Preprovision Earnings Per Share
Measure:: 4
Pay vs Performance Disclosure
Name	Operating Earnings Per Share
Measure:: 5
Pay vs Performance Disclosure
Name	Net Charge-Offs
Measure:: 6
Pay vs Performance Disclosure
Name	Ratio of Nonperforming Assets / Total Assets
Measure:: 7
Pay vs Performance Disclosure
Name	Operating Efficiency Ratio
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 191,435
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,207,018
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,304,849
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(75,405)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,426)
PEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,149,958)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(39,217)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	54,495
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	497,214
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	527,138
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(23,649)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,275)
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (491,717)